Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 05, 2019
Document Effective Date	Dec. 05, 2019
Prospectus Date	May 01, 2019
ISI Prospectus | Royce Special Equity Fund | Service Class
Prospectus:
Trading Symbol	RSEFX
ISI Prospectus | Royce Special Equity Fund | Institutional Class
Prospectus:
Trading Symbol	RSEIX
ISI Prospectus | Royce Special Equity Fund | Investment Class
Prospectus:
Trading Symbol	RYSEX
CR Prospectus | Royce Special Equity Fund | Consultant Class
Prospectus:
Trading Symbol	RSQCX